Separate Accounts and Annuity Product Guarantees (Tables)	12 Months Ended
Dec. 31, 2016
Market Volatility Assumptions
Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over four years as shown below:

	2016
Fund index type	Current volatility	Long-term forward volatility
Large cap	16.3%	18.1%
Bond	3.4	3.9
International	16.8	21.4
Small cap	20.3	21.5

	2015
Fund index type	Current volatility	Long-term forward volatility
Large cap	17.6%	18.1%
Bond	3.4	3.9
International	17.9	23.1
Small cap	20.8	21.3

Schedule of Guaranteed Minimums

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2016			2015
	Account	Net amount	Weighted	Account	Net amount	Weighted
	value	at risk	age (years)	value	at risk	age (years)
GMDB:
Return of premium	$1,816,268	7,444	63.1	1,609,269	17,498	62.6
Ratchet and return of premium	620,999	20,606	65.7	625,964	38,380	65.0
Reset	84,191	692	76.1	88,037	1,422	75.7

Total	$2,521,458	28,742		2,323,270	57,300

GMIB:
Return of premium	$7,717	133	67.8	8,756	143	66.7
Ratchet and rollup	128,150	25,900	65.1	140,274	32,123	64.2

Total	$135,867	26,033		149,030	32,266

GMAB:
Five years	$17,899	61	69.8	19,420	549	68.9
Target date retirement – 7 year	44,589	69	64.1	48,571	1,636	63.3
Target date retirement – 10 year	19,140	331	64.3	20,690	1,307	63.2
Target date with management levers	385,249	8,501	63.6	377,123	21,100	63.0

Total	$466,877	8,962		465,804	24,592

GMWB:
No living benefit	$61,926	—	67.8	62,096	—	67.1
Life benefit with optional reset	72,366	6,887	71.7	78,108	8,170	70.7
Life benefit with 8% rollup	28,562	6,286	70.2	30,070	6,520	69.1
Life benefit with management levers	1,386,689	265,514	61.2	1,310,233	232,424	60.7

Total	$1,549,543	278,687		1,480,507	247,114

Variable Annuity Account Balances Invested In Separate Account

At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2016	2015
Bond	$310,976	291,103
Domestic equity	1,179,744	1,164,383
International equity	61,096	71,227
Specialty	665,294	646,452
Money market	37,065	31,191
Other	1,401	1,192

Total	$2,255,576	2,205,548

Summary of Liabilities for Variable Contract Guarantees

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in Account balances and future policy benefit reserves on the Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2014	$1,658	3,158	16,870	92,877	114,563
Incurred guaranteed benefits	1,111	907	11,755	54,413	68,186
Paid guaranteed benefits	(530)	(42)	(1,046)	—	(1,618)

Balance as of December 31, 2015	2,239	4,023	27,579	147,290	181,131
Incurred guaranteed benefits	528	(246)	(8,845)	(2,659)	(11,222)
Paid guaranteed benefits	(782)	(560)	(2,140)	—	(3,482)

Balance as of December 31, 2016	$1,985	3,217	16,594	144,631	166,427